ORDINARY SHARES AND ORDINARY SHARE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule Of Stock Reserved For Future Issuance
As of December 31, 2022 and 2021, the Company had reserved ordinary shares for future issuance as follows:

	December 31,
	2022	2021
Share options	76,557,428	87,262,873
Options to restricted shares	242,615,284	245,167,369
RSUs	5,753,975	—
Ordinary share warrants	23,468,710	4,316,570
Preferred share warrants	—	27,033,450
Convertible preferred shares	—	406,399,029
Shares available for future grant of equity awards	107,700,338	40,554,566
Total shares of ordinary share reserved	456,095,735	810,733,856